Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Covenant Ratios under Most Significant Loan Agreements with the Russian State-Controlled Banks
The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-controlled banks as of December 31, 2019:

Restrictive covenants	Requirement	Actual as of December 31, 2019
Group’s EBITDA to Net Interest Expense	Shall not be less than 2.0:1.0	1.36:1.0
Group’s EBITDA to Consolidated Financial Expense	Shall not be less than 2.0:1.0	1.40:1.0
Group’s Net Debt to EBITDA	Not exceed 6.0:1.0	8.85:1.0
Group’s Total Debt to EBITDA	Not exceed 3.5:1.0	8.51:1.0
Group’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	1.08:1.0
Group’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.18:1.0
The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-controlled banks as of December 31, 2018
1
:

Restrictive covenants	Requirement	Actual as of December 31, 2018
Group’s EBITDA to Net Interest Expense	Shall not be less than 1.75:1.0	1.79:1.0
Group’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.75:1.0	1.82:1.0
Group’s Net Debt to EBITDA	Not exceed 6.0:1.0	6.39:1.0
Group’s Total Debt to EBITDA	Not exceed 4.5:1.0	6.25:1.0
Group’s Cash flow from operating activities to EBITDA	Shall not be less than 0.8:1.0	0.90:1.0
Group’s EBITDA to Revenue	Shall not be less than 0.2:1.0	0.24:1.0

1	Detailed information in respect of restrictive covenant calculations is presented in Note 10.1.